Litigations - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,537
Payments	(1,093)
Translation adjustment	303
Balance at the ending	3,312	$ 3,537
Current liabilities	1,036	1,045
Non-current liabilities	2,446	3,419
Tax litigation
IfrsStatementLineItems [Line Items]
Balance at the beginning	456	485
Additions and reversals, net	40	4
Payments	(40)	(10)
Indexation and interest	89	10
Translation adjustment	32	(33)
Balance at the ending	576	456
Current liabilities	18	14
Non-current liabilities	558	442
Transfer to held for sale	(1)
Provisions	576
Civil litigation
IfrsStatementLineItems [Line Items]
Balance at the beginning	284	260
Additions and reversals, net	38	19
Payments	(67)	(22)
Indexation and interest	26	45
Acquisition of NLC		2
Discontinued operations		(2)
Translation adjustment	17	(18)
Balance at the ending	291	284
Current liabilities	21	22
Non-current liabilities	270	262
Transfer to held for sale	(7)
Provisions	291
Labor litigation
IfrsStatementLineItems [Line Items]
Balance at the beginning	358	335
Additions and reversals, net	67	74
Payments	(56)	(57)
Indexation and interest	19	32
Acquisition of NLC		8
Discontinued operations		(8)
Translation adjustment	25	(26)
Balance at the ending	411	358
Current liabilities	65	56
Non-current liabilities	346	302
Transfer to held for sale	(2)
Provisions	411
Environmental litigation
IfrsStatementLineItems [Line Items]
Balance at the beginning	7	11
Balance at the ending	14	7
Current liabilities	2	1
Non-current liabilities	12	6
Provisions	14
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,105	1,091
Additions and reversals, net	153	98
Payments	(164)	(94)
Indexation and interest	134	87
Acquisition of NLC		10
Discontinued operations		(10)
Translation adjustment	74	(77)
Balance at the ending	1,292	1,105
Current liabilities	106	93
Non-current liabilities	1,186	1,012
Transfer to held for sale	(10)
Provisions	1,292
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Additions and reversals, net	8	1
Payments	$ (1)	$ (5)